Earnings per share	3 Months Ended
Jan. 31, 2022
Text Block [Abstract]
Earnings per share
17.	Earnings per share

	For the three months ended
($ millions)	January 31 2022	October 31 2021	January 31 2021
Basic earnings per common share
Net income attributable to common shareholders	$2,608	$2,411	$2,265
Weighted average number of common shares outstanding (millions)	1,211	1,215	1,212
Basic earnings per common share (1) (in dollars)	$2.15	$1.98	$1.87
Diluted earnings per common share
Net income attributable to common shareholders	$2,608	$2,411	$2,265
Dilutive impact of share-based payment options and others (2)	24	3	41
Net income attributable to common shareholders (diluted)	$2,632	$2,414	$2,306
Weighted average number of common shares outstanding (millions)	1,211	1,215	1,212
Dilutive impact of share-based payment options and others (2) (millions)	19	9	25
Weighted average number of diluted common shares outstanding (millions)	1,230	1,224	1,237
Diluted earnings per common share (1) (in dollars)	$2.14	$1.97	$1.86
(1)	Earnings per share calculations are based on full dollar and share amounts.
(2)
Certain options as well as acquisition-related put/call options that the Bank may settle at its own discretion by issuing common shares were not included in the calculation of diluted earnings per share as they were anti-dilutive.